Accrued liabilities and other current liabilities - Accrued liabilities and other current liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Salary and welfare payable	¥ 3,616	¥ 3,810
Other tax payables	350	8,515
Other current liabilities (Note a)	0	2,520
Accrued listing expenses (Note b)	4,963	5,228
Others	3,926	542
Total	¥ 12,855	¥ 20,615